High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)		Value (000)
CORPORATE OBLIGATIONS — 49.3%
Communication Services — 4.4%
	Comcast
$ 300	3.150%, 03/01/26	$314
	TWDC Enterprises 18 MTN
430	4.125%, 06/01/44	508
225	1.850%, 07/30/26	223
	Verizon Communications
325	4.329%, 09/21/28	370
	ViacomCBS
175	3.500%, 01/15/25	163

		1,578

Consumer Discretionary — 7.0%
	Amazon.com
650	4.800%, 12/05/34	846
	George Washington University
225	4.363%, 09/15/43	246
	Home Depot
450	5.875%, 12/16/36	610
	Lowe’s
375	3.650%, 04/05/29	385
	McDonald’s MTN
200	4.600%, 05/26/45	229
	Starbucks
225	2.450%, 06/15/26	224

		2,540

Consumer Staples — 1.9%
	Coca-Cola
200	2.450%, 11/01/20	201
	General Mills
330	4.000%, 04/17/25	355
	Hershey
125	2.625%, 05/01/23	124

		680

Energy — 4.0%
	Apache
159	7.750%, 12/15/29	91
	BP Capital Markets PLC
300	3.814%, 02/10/24	303
	Kinder Morgan Energy Partners LP
150	4.300%, 05/01/24	151
	Occidental Petroleum
390	2.700%, 02/15/23	231
	Schlumberger Investment SA
400	3.650%, 12/01/23	397
	Shell International Finance BV
260	3.875%, 11/13/28	284

		1,457

Financials — 13.6%
	Aflac
350	3.625%, 11/15/24	368
	Bank of America MTN
450	4.000%, 04/01/24	477
235	3.194%, VAR ICE LIBOR USD 3 Month+1.180% 07/23/30	240

March 31, 2020	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)		Value (000)
Financials — (continued)
	Bank of Montreal MTN
$ 275	3.300%, 02/05/24	$284
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	501
	Capital One Financial
175	3.750%, 03/09/27	168
	Citigroup
100	3.875%, 10/25/23	103
	Discover Bank
200	4.200%, 08/08/23	211
	Goldman Sachs Group MTN
250	2.983%, VAR ICE LIBOR USD 3 Month+1.300% 11/23/24	232
	JPMorgan Chase
375	3.540%, VAR ICE LIBOR USD 3 Month+1.380% 05/01/28	386
275	2.700%, 05/18/23	282
	MetLife
250	3.048%, 12/15/22	252
	Morgan Stanley MTN
400	3.875%, 01/27/26	427
	PNC Financial Services Group
250	3.500%, 01/23/24	251
	US Bancorp MTN
450	3.000%, 03/15/22	461
	Wells Fargo MTN
250	4.150%, 01/24/29	273

		4,916

Health Care — 4.1%
	AbbVie
500	2.900%, 11/06/22	505
	Celgene
250	3.875%, 08/15/25	278
	CVS Health
250	2.875%, 06/01/26	253
	Gilead Sciences
450	4.500%, 04/01/21	456

		1,492

Industrials — 1.5%
	FedEx
125	2.625%, 08/01/22	124
	Norfolk Southern
150	2.900%, 06/15/26	153
	Raytheon
260	2.500%, 12/15/22	266

		543

Information Technology — 5.7%
	Apple
450	4.650%, 02/23/46	597
	Applied Materials
200	3.300%, 04/01/27	213
	International Business Machines
360	3.500%, 05/15/29	390
	KLA
200	4.650%, 11/01/24	211
	Microsoft
250	3.625%, 12/15/23	273

March 31, 2020	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)		Value (000)
Information Technology — (continued)
	QUALCOMM
$ 365	3.250%, 05/20/27	$384

		2,068

Materials — 1.2%
	DuPont de Nemours
285	5.419%, 11/15/48	314
	Sherwin-Williams
140	3.125%, 06/01/24	139

		453

Transportation — 1.1%
	Burlington Northern Santa Fe LLC
345	4.450%, 03/15/43	397

Utilities — 4.8%
	Berkshire Hathaway Energy
400	6.125%, 04/01/36	527
	Duke Energy Florida LLC
325	3.100%, 08/15/21	328
	Sempra Energy
375	3.250%, 06/15/27	381
	Sierra Pacific Power
200	2.600%, 05/01/26	200
	Xcel Energy
300	3.300%, 06/01/25	304

		1,740

TOTAL CORPORATE OBLIGATIONS (Cost $17,243)		17,864

	U.S. TREASURY OBLIGATIONS — 21.4%
	U.S. Treasury Bonds
800	6.000%, 02/15/26	1,058
250	5.375%, 02/15/31	371
250	4.750%, 02/15/37	399
300	4.500%, 08/15/39	481
875	4.375%, 05/15/41	1,404
665	3.125%, 05/15/48	942
100	3.000%, 08/15/48	139
700	2.250%, 08/15/46	845
	U.S. Treasury Notes
170	3.125%, 11/15/28	205
365	2.875%, 10/31/20	371
350	2.125%, 08/31/20	353
380	2.125%, 05/15/25	413
400	2.000%, 11/15/26	438
300	1.625%, 08/15/29	326

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,475)		7,745

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
	FFCB
350	3.220%, 12/10/25	400
450	3.100%, 12/06/24	501
200	1.530%, 03/02/27	208
200	1.430%, 02/14/24	207

March 31, 2020	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)/Shares		Value (000)
	U.S. GOVERNMENT AGENCY OBLIGATIONS — (continued)
	FHLB
$ 475	4.750%, 03/10/23	$535
500	3.125%, 06/13/25	561
500	3.000%, 03/10/28	569
550	2.500%, 03/11/22	573
500	2.125%, 09/14/29	533
	FHLMC
350	1.125%, 10/14/25	350
	FHLMC MTN
675	1.625%, 2.000%, 08/25/20, 08/25/21 (A)	676

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,825)		5,113

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.4%
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	596
	FHLMC, Ser G12710
20	5.500%, 07/01/22	22
	FNMA, Ser 2003-58, Cl D
28	3.500%, 07/25/33	30
	FNMA, Ser 2012-84, Cl JB
217	3.000%, 05/25/42	230
	FNMA, Ser 2013-92, Cl MT
30	4.000%, 07/25/41	32
	FNMA, Ser 889958
13	5.000%, 10/01/23	13
	GNMA, Ser 2011-112, Cl JP
25	2.000%, 02/20/40	26
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	778
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	222

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,706)		1,949

MUNICIPAL BONDS — 5.2%
	California State, GO
260	6.509%, 04/01/39	275
	City of Seattle Washington, Ser B, GO
425	3.500%, 12/01/31	467
	Evansville, Redevelopment Authority, GO
500	7.210%, 02/01/39	510
	Gwinnett County, Development Authority, RB
375	4.180%, 09/01/47	396
	Houston, Independent School District, GO
250	6.125%, 02/15/28	251

TOTAL MUNICIPAL BONDS (Cost $1,852)		1,899

CASH EQUIVALENT — 4.8%
1,731,395	BlackRock FedFund, Institutional Shares, 0.360% (B) (Cost $1,731)	1,731

TOTAL INVESTMENTS (Cost $33,832) — 100.2%		$36,301

Percentages are based on Net Assets of $36,212 (000).

March 31, 2020	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

(A)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.
(B)	The rate reported is the 7-day effective yield as of March 31, 2020.

Cl—Class

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

ICE— Intercontinental Exchange

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

RB—Revenue Bond

Ser—Series

USD—United States Dollar

VAR—Variable Rate

Cost figures are shown in thousands.

The following is a summary of the inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$17,864	$—	$17,864
U.S. Treasury Obligations	—	7,745	—	7,745
U.S. Government Agency
Obligations	—	5,113	—	5,113
U.S. Government Agency
Mortgage-Backed Obligations	—	1,949	—	1,949
Municipal Bonds	—	1,899	—	1,899
Cash Equivalent	1,731	—	—	1,731

Total Investments in Securities	$1,731	$34,570	$—	$36,301

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3400

March 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.1%
Alaska — 0.5%
	Alaska State, Ser A, GO
$ 525	5.000%, 08/01/34	$611

California — 1.9%
	California State, Educational Facilities Authority, Ser U-6, RB
670	5.000%, 05/01/45	1,007
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/23, Pre-Refunded @ 100(A)	1,130
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100(A)	240

		2,377

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	177

Hawaii — 89.1%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	508
250	5.000%, 09/01/22	273
600	5.000%, 09/01/26	726
100	5.000%, 09/01/27	121
125	5.000%, 09/01/28	154
500	5.000%, 09/01/30	599
400	5.000%, 09/01/33	487
300	5.000%, 09/01/36	363
1,500	4.000%, 09/01/35	1,659
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22 (B)	218
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	537
300	5.000%, 09/01/27	363
	Hawaii State, Airports System Authority, Ser A, RB
250	5.250%, 07/01/23	252
2,500	5.250%, 07/01/27	2,521
1,000	5.250%, 07/01/28	1,008
900	5.250%, 07/01/30	907
420	5.000%, 07/01/39	423
2,000	5.000%, 07/01/45	2,202
	Hawaii State, Airports System Authority, RB, AMT
1,500	5.000%, 07/01/24	1,551
1,000	4.125%, 07/01/24	1,023
	Hawaii State, Airports System Revenue, COP, AMT
500	5.250%, 08/01/25	548
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	480

March 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)		Value (000)
Hawaii — (continued)
$ 100	5.500%,07/01/43	$108
350	4.625%,07/01/20, Pre-Refunded @ 100(A)	353
	Hawaii State, Department of Budget & Finance, RB
325	5.125%,07/01/31	354
275	5.000%,07/01/20	278
300	5.000%,07/01/21	314
100	4.000%,01/01/24	107
140	4.000%,01/01/26	154
250	4.000%,01/01/31	281
350	3.250%,01/01/25	359
3,000	3.200%,07/01/39	2,950
	Hawaii State, Department of Budget & Finance, Ser A, RB
500	5.500%,07/01/20, Pre-Refunded @ 100(A)	505
205	5.000%,07/01/22	222
575	5.000%,07/01/26	634
500	5.000%,07/01/27	586
755	5.000%,07/01/30	879
3,000	5.000%,07/01/35	3,438
1,000	4.000%,07/01/40	1,066
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%,07/01/28	850
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%,11/01/26	612
	Hawaii State, Department of Hawaiian Home Lands, RB
500	5.000%,04/01/27	618
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%,08/01/21	2,648
1,000	5.000%,08/01/27	1,086
1,000	5.000%,08/01/28	1,085
	Hawaii State, Harbor System Revenue, Ser A, RB
2,000	5.625%,07/01/40	2,021
220	5.000%,07/01/25	222
1,125	4.250%,07/01/21	1,134
	Hawaii State, Highway Revenue, Ser A, RB
700	5.000%,01/01/23	770
215	5.000%,01/01/25	249
1,950	5.000%,01/01/30	2,302
1,000	5.000%,01/01/33	1,140
1,200	4.000%,01/01/26	1,254
	Hawaii State, Highway Revenue, Ser B, RB
165	5.000%,01/01/24	187
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%,04/01/22	205
115	3.750%,04/01/21	117
180	3.500%,04/01/20	180

March 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Housing Finance & Development, Ser A, RB, GNMA Insured
$ 1,000	1.900%,01/01/21	$1,002
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
270	3.450%,01/01/22	276
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%,05/01/34	1,031
	Hawaii State, Ser DZ, GO
300	5.000%,12/01/21, Pre-Refunded @ 100(A)	319
225	4.000%,12/01/30	234
200	4.000%,12/01/31	208
	Hawaii State, Ser EA, GO
435	5.000%,12/01/21	463
1,700	5.000%,12/01/22	1,808
	Hawaii State, Ser EE-2017, GO
400	5.000%,11/01/22, Pre-Refunded @ 100 (A)	439
	Hawaii State, Ser EF, GO
300	5.000%,11/01/23	329
500	5.000%,11/01/24	548
	Hawaii State, Ser EH, GO
45	5.000%,08/01/23, Pre-Refunded @ 100(A)	51
125	5.000%,08/01/24	140
300	5.000%,08/01/29	335
295	5.000%,08/01/30	329
95	5.000%,08/01/32	106
	Hawaii State, Ser EH-2017, GO
85	5.000%,08/01/23 (B)	95
	Hawaii State, Ser EO, GO
1,000	5.000%,08/01/29	1,152
1,000	5.000%,08/01/30	1,150
1,000	5.000%,08/01/33	1,146
	Hawaii State, Ser EP, GO
500	5.000%,08/01/25	579
	Hawaii State, Ser FG, GO
500	5.000%,10/01/30	608
200	5.000%,10/01/31	243
	Hawaii State, Ser FH, GO
400	5.000%,10/01/28	489
	Hawaii State, Ser FK, GO
1,500	5.000%,05/01/29	1,860
	Hawaii State, Ser FN-REF, GO
625	5.000%,10/01/30	780
	Hawaii State, Ser FT, GO
280	5.000%,01/01/29	353
750	5.000%,01/01/31	938

March 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FW, GO
$ 2,465	5.000%,01/01/37	$3,080
1,000	5.000%,01/01/39	1,233
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
500	5.000%,07/01/22, Pre-Refunded @ 100(A)	543
915	5.000%,07/01/23	999
1,500	5.000%,07/01/24	1,657
250	5.000%,07/01/25	296
500	5.000%,07/01/26	607
700	5.000%,07/01/27	852
750	3.000%,07/01/45	771
	Honolulu Hawaii City & County, GO
580	5.000%,03/01/30	766
215	4.000%,09/01/25	246
250	4.000%,09/01/27	297
250	4.000%,09/01/33	292
300	4.000%,09/01/39	350
	Honolulu Hawaii City & County, Ser A, GO
305	5.250%,08/01/21, Pre-Refunded @ 100(A)	322
1,000	5.000%,10/01/23	1,130
1,000	5.000%,10/01/27	1,197
350	5.000%,10/01/29	418
800	5.000%,10/01/31	946
1,500	5.000%,10/01/37	1,757
1,175	5.000%,09/01/38	1,464
325	4.000%,08/01/21, Pre-Refunded @ 100(A)	337
	Honolulu Hawaii City & County, Ser B, GO
120	5.000%,12/01/20	123
300	5.000%,08/01/21, Pre-Refunded @ 100(A)	315
280	5.000%,11/01/22	307
200	5.000%,11/01/24	219
1,000	5.000%,11/01/25	1,095
500	5.000%,10/01/26	598
500	5.000%,10/01/28	597
	Honolulu Hawaii City & County, Ser C, GO
125	5.000%,10/01/21	132
375	5.000%,08/01/32	485
1,000	5.000%,08/01/34	1,284
1,400	5.000%,08/01/44	1,749
1,200	4.000%,08/01/23	1,310
2,000	4.000%,10/01/32	2,263
145	3.000%,10/01/28	157
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
250	5.000%,07/01/21, Pre-Refunded @ 100(A)	262
100	5.000%,07/01/22, Pre-Refunded @ 100(A)	109
300	5.000%,07/01/24	345

March 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
$ 1,000	5.000%,07/01/23	$1,118
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%,07/01/31	1,180
100	5.000%,07/01/32	128
500	5.000%,07/01/39	627
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
650	5.000%,07/01/22	703
575	5.000%,07/01/49	708
500	4.000%,07/01/37	581
200	4.000%,07/01/49	227
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
325	4.000%,07/01/33	365
	Kauai County, GO
250	5.000%,08/01/37	305
	Kauai County, Ser A, GO
250	5.000%,08/01/21	263
500	5.000%,08/01/23	543
250	4.000%,08/01/24	266
250	3.250%,08/01/23	257
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%,08/01/21	416
	Maui County, GO
250	5.000%,06/01/20	252
150	5.000%,06/01/21	157
	Maui County, RB
2,000	3.250%,09/01/36	2,156
	University of Hawaii, Ser B, RB
1,500	5.000%,10/01/34	1,764
1,000	4.000%,10/01/23	1,093
	University of Hawaii, Ser E, RB
1,485	5.000%,10/01/25	1,774
1,350	5.000%,10/01/32	1,629
	University of Hawaii, Ser F, RB
2,425	5.000%,10/01/35	2,988

		113,612

Indiana — 0.0%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
65	4.100%,06/01/27	67

Kentucky — 1.1%
	Kentucky Public Energy Authority, Ser B, RB
200	4.000%,07/01/22	206

March 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

Face Amount (000)/Shares		Value (000)
Kentucky — (continued)
	Kentucky State, COP
$ 1,000	5.000%, 04/15/38	$1,198

		1,404

Nebraska — 0.9%
	Omaha, Public Facilities, Ser C, RB
1,000	4.000%, 04/01/39	1,139

New York — 0.9%
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,138

Oklahoma — 1.0%
	Comanche County, Educational Facilities Authority, Ser A, RB
500	5.000%, 12/01/30	597
	Oklahoma City, Water Utilities Trust, RB
125	5.000%, 07/01/40	131
	Oklahoma State, Development Finance Authority, RB
475	5.000%, 06/01/44	536

		1,264

Tennessee — 0.5%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	590

Texas — 1.3%
	Hays City, Consolidated Independent School District, GO, PSF-GTD Insured
500	4.000%, 08/15/29	566
	Tomball City, Independent School District, GO, PSF-GTD Insured
1,000	5.000%, 02/15/28	1,168

		1,734

Utah — 0.8%
	Utah County, RB
500	4.000%, 12/01/39	583
	Utah State, Charter School Finance Authority, Ser A, RB, UT CSCE Insured
450	4.000%, 10/15/40	476

		1,059

TOTAL MUNICIPAL BONDS (Cost $122,874)		125,172

	CASH EQUIVALENT — 0.6%
817,061	BlackRock FedFund, Institutional Shares, 0.360% (C) (Cost $817)	817

TOTAL INVESTMENTS (Cost $123,691) — 98.7%		$125,989

Percentages are based on Net Assets of $127,597 (000).

March 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2020

(A)	Pre-Refunded Security—The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	The rate reported is the 7-day effective yield as of March 31, 2020.

AGM—Assured Guaranty Municipal

AMT—Alternative Minimum Tax

COP—Certificate of Participation

FGIC—Financial Guarantee Insurance Corporation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

NATL—National Public Finance Guarantee Corporation

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

UT CSCE – Utah Charter School Enhancement Program

Cost figures are shown in thousands.

The following is a list of the inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$125,172	$—	$125,172
Cash Equivalent	817	—	—	817

Total Investments in Securities	$817	$125,172	$—	$125,989

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-3400

March 31, 2020	www.bishopstreetfunds.com